Stock-Based Compensation (Summary of Non-Vested Restricted Shares) (Details) (USD $)	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Stock Based Compensation [Abstract]
Restricted Shares, Non-vested, Beginning	28,255	38,359
Restricted Shares, Forfeited		(822)
Restricted Shares, Granted		6,019
Restricted Shares, Vested	(15,584)	(15,301)
Restricted Shares, Non-vested, Ending	12,771	28,255
Weighted Average Grant Date Fair Value, Non-vested, Beginning	$ 8.99	$ 9.46
Weighted Average Grant Date Fair Value, Forfeited		$ 10.12
Weighted Average Grant Date Fair Value, Granted		$ 8.03
Weighted Average Grant Date Fair Value, Vested	$ 9.60	$ 9.74
Weighted Average Grant Date Fair Value, Non-vested, Ending	$ 8.24	$ 8.99